26 EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 23, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Rollforward of present value of obligation
Benefits paid	R$ 689,000
Benefits of Pension Plans [Member]
Rollforward of present value of obligation
Present value of obligations at the beginning of the year		R$ 3,087,433	R$ 3,077,849
Cost of service		1,093	1,169	R$ 1,285
Interest cost		283,487	304,132	322,359
Participant contributions made in the period		2,126
Benefits paid		(269,995)	(280,493)
Actuarial loss/(gain)		106,007	(15,224)
Present value of obligations at the end of the year		R$ 3,581,460	R$ 3,087,433	R$ 3,077,849